                           VAN KAMPEN ENTERPRISE FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED APRIL 30, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 30, 2008

     The Prospectus is hereby supplemented as follows:

The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Systematic Strategies team. The Systematic Strategies team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Feng Chang, a Managing Director of the Adviser, and Hooman Yaghoobi, an Executive Director of the Adviser.

Mr. Chang has been associated with the Adviser in an investment management capacity since August 2004 and began managing the Fund in November 2004. Prior to August 2004, Mr. Chang was the head of Research at Citigroup. Mr. Yaghoobi has been associated with the Adviser in an investment management capacity since 1995 and began managing the Fund in November 2004.

Mr. Chang is the lead portfolio manager of the Fund. Mr. Yaghoobi is a co-portfolio manager of the Fund. Members of the team collaborate to manage the assets of the Fund. Mr. Chang is responsible for the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     ENTSPT 5/08

                           VAN KAMPEN ENTERPRISE FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the first paragraph is hereby deleted in its entirety.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," is hereby deleted in its entirety and replaced with the following:

     As of December 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Feng Chang            --   $10,001- $50,000;
Hooman Yaghoobi       --   $1 - $10,000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  ENTSPTSAI 5/08